T. ROWE PRICE Emerging Markets Discovery Stock Fund
July 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.0%
Common Stocks 1.0%
Grupo Financiero Galicia, ADR (USD)  297,937 14,828
Tenaris (EUR)  1,575,312 45,195
Total Argentina (Cost $27,761) 60,023
BRAZIL 7.2%
Common Stocks 4.3%
Embraer  2,961,460 50,844
Petroleo Brasileiro , ADR (USD)  5,309,118 102,997
Rede D'Or Sao Luiz  11,263,384 76,590
Vivara Participacoes 7,406,772 32,452
262,883
Preferred Stocks 2.9%
Banco Bradesco  17,999,761 65,655
Gerdau  22,765,317 112,723
178,378
Total Brazil (Cost $331,742) 441,261
CHINA 21.2%
Common Stocks 16.5%
Bilibili , Class Z (HKD) (1) 4,127,280 78,565
China Construction Bank, Class H (HKD)  103,544,000 121,501
China Pacific Insurance Group, Class H (HKD)  19,969,000 77,941
China Resources Land (HKD)  17,097,000 72,331
iQIYI , ADR (USD) (1)(2) 24,364,995 30,944
J&T Global Express (HKD) (1)(2) 85,542,200 110,039
KE Holdings, Class A (HKD)  9,962,366 55,878
Kuaishou Technology (HKD)  8,862,800 49,358
Meituan , Class B (HKD) (1) 7,538,500 89,003
NetEase (HKD)  4,636,600 123,362
Tencent Holdings (HKD)  1,891,000 115,546
Tongcheng Travel Holdings (HKD)  46,332,000 84,346
1,008,814
Common Stocks - China A Shares 4.7%
Anhui Conch Cement, A Shares (CNH)  7,594,100 20,887

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Shares $ Value
(Cost and value in $000s)
Bank of Ningbo, A Shares (CNH)  21,015,567 99,302
Kweichow Moutai, A Shares (CNH)  108,400 21,677
Sany Heavy Industry, A Shares (CNH)  32,768,257 99,807
Wanhua Chemical Group, A Shares (CNH)  3,817,172 42,085
283,758
Total China (Cost $1,183,068) 1,292,572
HONG KONG 1.2%
Common Stocks 1.2%
Futu Holdings, ADR (USD)  162,068 17,037
Xinyi Glass Holdings (2) 48,766,213 57,907
Total Hong Kong (Cost $59,771) 74,944
HUNGARY 1.7%
Common Stocks 1.7%
OTP Bank  691,547 102,447
Total Hungary (Cost $20,417) 102,447
INDIA 10.5%
Common Stocks 10.5%
Ashok Leyland  43,568,222 75,844
GAIL India  41,086,326 78,059
Hindalco Industries  9,039,552 92,627
ICICI Bank  9,515,158 143,005
Reliance Industries  8,294,344 113,562
Shree Cement  273,819 74,761
Shriram Finance  5,800,021 63,569
Total India (Cost $452,610) 641,427
INDONESIA 0.7%
Common Stocks 0.7%
Bank Rakyat Indonesia Persero  244,704,607 41,153
Total Indonesia (Cost $58,932) 41,153

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Shares $ Value
(Cost and value in $000s)
MALAYSIA 1.7%
Common Stocks 1.7%
CIMB Group Holdings  52,852,925 102,069
Total Malaysia (Cost $69,677) 102,069
MEXICO 3.1%
Common Stocks 3.1%
Cemex, ADR (USD)  8,021,534 94,815
Grupo Aeroportuario del Pacifico , ADR (USD)  103,572 22,511
Grupo Mexico, Series B  5,849,062 70,343
Total Mexico (Cost $104,650) 187,669
POLAND 1.2%
Common Stocks 1.2%
Powszechny Zaklad Ubezpieczen 3,996,425 76,106
Total Poland (Cost $29,752) 76,106
RUSSIA 0.0%
Common Stocks 0.0%
Moscow Exchange (1)(3) 192,900 —
Novatek  (1)(3) 1,864,000 —
Total Russia (Cost $29,123) —
SAUDI ARABIA 2.6%
Common Stocks 2.6%
Saudi Awwal Bank  4,375,494 39,535
Saudi National Bank  11,485,742 120,191
Total Saudi Arabia (Cost $149,597) 159,726
SINGAPORE 1.3%
Common Stocks 1.3%
Seatrium 48,724,400 81,628
Total Singapore (Cost $76,555) 81,628

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Shares $ Value
(Cost and value in $000s)
SOUTH AFRICA 2.5%
Common Stocks 2.5%
FirstRand  20,057,862 119,957
Woolworths Holdings  11,618,207 33,047
Total South Africa (Cost $114,906) 153,004
SOUTH KOREA 16.6%
Common Stocks 16.6%
Hyundai Motor  155,170 41,113
Samsung Electronics  3,062,675 533,073
Samsung Life Insurance  270,291 56,659
SK hynix 326,563 370,863
SK Square  14,447 9,934
Total South Korea (Cost $222,229) 1,011,642
TAIWAN 17.4%
Common Stocks 17.4%
ASE Technology Holding  7,495,000 127,898
Chroma ATE  1,101,000 69,172
Eclat Textile  5,334,000 57,054
Globalwafers 1,788,000 45,162
MediaTek  1,776,000 189,193
Taiwan Semiconductor Manufacturing  7,747,000 573,009
Total Taiwan (Cost $500,476) 1,061,488
THAILAND 3.3%
Common Stocks 3.3%
Airports of Thailand  31,324,800 59,884
SCB X  3,791,600 17,329
True, NVDR  284,152,900 122,182
Total Thailand (Cost $125,751) 199,395

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Shares $ Value
(Cost and value in $000s)
UNITED ARAB EMIRATES 1.3%
Common Stocks 1.3%
ADNOC Drilling  50,970,873 80,909
Total United Arab Emirates (Cost $61,181) 80,909
UNITED KINGDOM 1.4%
Common Stocks 1.4%
Glencore  11,803,100 86,934
Total United Kingdom (Cost $84,657) 86,934
UNITED STATES 0.6%
Common Stocks 0.6%
Cognizant Technology Solutions, Class A (2) 720,462 39,878
Total United States (Cost $51,202) 39,878
SHORT-TERM INVESTMENTS 3.6%
Money Market Funds 3.6%
T. Rowe Price Government Reserve Fund, 3.72% (4)(5) 219,190,627 219,191
Total Short-Term Investments (Cost $219,191) 219,191
SECURITIES LENDING COLLATERAL 0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Treasury Reserve Fund, 3.70% (4)(5) 7,921,735 7,922
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 7,922
Total Securities Lending Collateral (Cost $7,922) 7,922
Total Investments in Securities  100.2%
(Cost $3,981,170) $ 6,121,388
Other Assets Less Liabilities (0.2)% (10,895)
Net Assets 100.0% $ 6,110,493

T. ROWE PRICE Emerging Markets Discovery Stock Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at July 31, 2026.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
EUR Euro
HKD Hong Kong Dollar
NVDR Non-Voting Depositary Receipts
USD U.S. Dollar

T. ROWE PRICE Emerging Markets Discovery Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.72% $ — $ — $ 6,440++
T. Rowe Price Treasury Reserve Fund, 3.70% — — —++
Totals $ —# $ — $ 6,440+
Supplementary Investment Schedule
Affiliate
Value
10/31/25
Purchase
Cost
Sales
Cost
Value
7/31/26
T. Rowe Price Government
Reserve Fund, 3.72% $ 202,821  ¤  ¤ $ 219,191
T. Rowe Price Treasury
Reserve Fund, 3.70% —  ¤  ¤ 7,922
Total $ 227,113^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $6,440 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $227,113.

T. ROWE PRICE Emerging Markets Discovery Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Markets
Discovery Stock Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign

T. ROWE PRICE Emerging Markets Discovery Stock Fund

markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
.
.

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F34-054Q3 07/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 323,010 $ 5,392,887 $ — $ 5,715,897
Preferred Stocks — 178,378 — 178,378
Short-Term Investments 219,191 — — 219,191
Securities Lending Collateral 7,922 — — 7,922
Total $ 550,123 $ 5,571,265 $ — $ 6,121,388